Note 14 - Related Party Transactions (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Professional fees expense	$ 104	$ 225	$ 247
Gain (loss) arising from difference between carrying amount of financial liability extinguished and consideration paid			$ 25
Directors and officers [member]
Statement Line Items [Line Items]
Professional fees expense		$ 6